Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	R$ 271,607	R$ 118,918
Trade and other receivables, net	702,980	234,288
Current income tax and social contribution recoverable	6,388	4,895
Other taxes recoverable	29,740	13,308
Prepaid expenses	37,806	1,484
Advances to suppliers	29,864	47,283
Inventories	18,128	8,781
Other accounts equivalents	36,498	24,454
Total current assets	1,133,011	453,411
Noncurrent
Related parties loans	26,180	34,726
Non-current income tax and social contribution recoverable	2,854
Non-current other taxes recoverable	392
Deferred taxes	25,420	8,987
Judicial deposits	826	147
Other accounts receivable	37,599	6,811
Investments	7,620
Property, plant and equipment, net	516,081	296,396
Right of use, net	68,275	35,225
Goodwill	1,192,302	585,746
Intangible assets	420,197	9,632
Total Non-current assets	2,297,746	977,670
Total assets	3,430,757	1,431,081
Current
Loans and financing	67,656	60,755
Debentures	84,187
Trade and other payables	146,611	39,573
Labor obligations	114,941	21,552
Dividends Payable	76,909	31,469
Current income tax and social contribution payable	12,998	6,872
Other tax payable	33,719	17,678
Obligations from acquisition of investment	129,198	128,130
Lease liabilities	14,411	9,635
Other bills to pay	36,345	30,480
Current liabilities	716,975	346,144
Noncurrent
Loans and financing	649,762	94,549
Debentures	516,533
Other taxes payable	7,986	4,065
Related parties loans	769,792	482,161
Deferred income tax and social contribution	190,833	33,404
Obligations from acquisition of investment	94,228	101,278
Provision for contingencies	607	181
Lease liabilities	32,648	22,032
Other bills to pay	4,305	9,349
Non-current liabilities	2,266,694	747,019
Equity
Capital	261,920	261,920
Profit reserves	302,817	176,148
Capital transactions	(110,218)	(116,486)
Equity valuation adjustment		984
Accumulated translation adjustment	(89,165)	3,428
Equity attributable to owners of the group	365,354	325,994
Non-controlling interest	81,734	11,924
Total equity	447,088	337,918
Total shareholders' equity and liabilities	R$ 3,430,757	R$ 1,431,081